Share-based Compensation - HCML Share Option Activity (Details) - GBP (£) £ / shares in Units, £ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Number of share options
Exercised (in shares)	(209,000)	(886,000)
HCML Share Option Scheme
Number of share options
Outstanding as at beginning of period (in shares)	18,554,850	11,264,120	11,264,120
Granted (in shares)	180,000		10,606,260
Exercised (in shares)	(209,000)		(2,107,080)
Cancelled (in shares)	(932,110)		(1,208,450)
Expired	(96,180)
Outstanding as at end of period (in shares)	17,497,560		18,554,850	11,264,120
Vested and exercisable (in shares)	10,195,420		8,032,040
Weighted-average exercise price
Outstanding balance as at beginning of period (in GBP per share)	£ 3.31	£ 1.77	£ 1.77
Granted (in GBP per share)	4.22		4.69
Exercised (in GBP per share)	0.61		1.40
Cancelled (in GBP per share)	4.64		4.30
Expired (in GBP per share)	4.65
Outstanding balance as at end of period (in GBP per share)	3.28		3.31	£ 1.77
Vested and exercisable (in GBP per share)	£ 2.35		£ 1.68
Weighted average remaining contractual life
Outstanding (in years)	6 years 6 months 7 days		7 years 4 months 6 days	6 years 3 months 15 days
Vested and exercisable (in years)	5 years 1 month 13 days		4 years 10 months 2 days
Aggregate intrinsic value
Outstanding (in GBP)	£ 9,016		£ 15,158	£ 43,158
Vested and exercisable (in GBP)	£ 9,016		£ 14,843